Income Taxes - Valuation Allowance Activity (Details) (USD $)	12 Months Ended
	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowance, beginning balance	$ 4,200,257	$ 3,916,452	$ 3,668,995
Addition to valuation allowance	2,624,967	283,805	247,457
Valuation allowance, ending balance	$ 6,825,224	$ 4,200,257	$ 3,916,452